Warrants - Narrative (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants outstanding	113,943	113,943	19,931	19,931	19,931
Change in fair value of warrants		$ (63)	$ 32	$ 46	$ (24)
Series A Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock and warrants issued during the period, shares							69,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.02
Warrants outstanding					47,791
2014 Warrants [Member]
Class of Warrant or Right [Line Items]
Preferred stock and warrants issued during the period, shares						19,931
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.912	$ 5.912
Warrants outstanding	19,931	19,931
Investment warrants Expiration Date		Aug. 31, 2020
Change in fair value of warrants		$ (149)	$ (32)
Term A Warrants [Member]
Class of Warrant or Right [Line Items]
Preferred stock and warrants issued during the period, shares		53,720
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.169	$ 11.169
Warrants outstanding	53,720	53,720
Investment warrants Expiration Date		Feb. 28, 2025
Warrant coverage, equal to percent of principal borrowing amounts	3.00%	3.00%
Change in fair value of warrants		$ (131)
Term B Warrants [Member]
Class of Warrant or Right [Line Items]
Preferred stock and warrants issued during the period, shares	40,292
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.169	$ 11.169
Warrants outstanding	40,292	40,292
Investment warrants Expiration Date		Sep. 07, 2025
Change in fair value of warrants		$ 343
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Preferred stock and warrants issued during the period, shares						35,504
Warrants outstanding				35,504	35,504
Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 3.319
Investment warrants Expiration Date				Aug. 31, 2020